S-K 1603(a)(7) Sponsor Controlling Persons	Nov. 20, 2025
Messrs. Baker [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Messrs. Baker
Sloan [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Sloan
Sagansky [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Sagansky